LOAN SERVICING RIGHTS (Tables)	12 Months Ended
Jun. 30, 2015
LOAN SERVICING RIGHTS
Schedule of principal balance of loan
June 30, 2015
Mortgage loan portfolio serviced for:
FHLMC	$141,195

Year Ended June 30, 2015
Loan servicing rights:
Beginning of period:	$—
Additions	1,369
Change in fair value	27
End of period:	$1,396